Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income / (loss) for the year	$ 24,490	$ (68,521)	$ (105,865)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	4,434	1,973	(5,485)
Comprehensive income / (loss) for the year	28,924	(66,548)	(111,350)
Net loss attributable to redeemable non-controlling interest	0	0	1,237
Foreign currency translation adjustment attributable to redeemable non-controlling interest	0	0	143
Comprehensive income / (loss) attributable to Despegar.com, Corp.	$ 28,924	$ (66,548)	$ (109,970)